Advances to suppliers net	6 Months Ended
Mar. 31, 2023
Advances to suppliers net
Advances to suppliers, net

Note 4 — Advances to suppliers, net

Advances to suppliers consisted of the following:

	As of	As of
	March 31	September 30,
	2023	2022
	(unaudited)
Advances to suppliers	$58,979,620	$48,636,862
Less: allowance for doubtful accounts	(3,375)	(3,258)
Advances to suppliers, net	$58,976,245	$48,633,604

On April 1, 2016, the Company entered into two separate framework supply agreements (“Framework Agreements”) with two co-operatives, Jingning Liannong Trading Co., Ltd (“JLT”) and Qingyuan Nongbang Mushroom Industry Co., Ltd (“QNMI”). These two Framework Agreements were renewed for another three years in April 2019 upon expiration and were further renewed for another three years in June 2021. Jingning County and Qingyuan County where JLT and QNMI are located produce premium Shiitake and Mu Er.

In order to enter into the trading of agricultural products in bulk, the Company signed a framework agreement on agricultural products purchase and sales cooperation with Ningbo Caixiang Trading Co., Ltd. on May 25, 2021. Ningbo Caixiang Trading Co., Ltd. is located in Ningbo City, a port city, and is the gathering and distributing place of agriculture products in bulks in the Yangtze River Delta region, with rich resources of agricultural products. The contract with Ningbo Caixiang Trading Co., Ltd. expired in May 2022, and the two parties renewed the agricultural product supply agreement in May 2022, with a validity of 3 years. The agreement agreed that Ningbo Caixiang should provide the Company with agricultural products of no less than RMB200 million yuan (including but not limited to cotton, corn, etc.) and pay part of the payment in advance to lock up the goods.

On April 1, 2020, the Company signed a framework cooperation agreement with Lishui Zhelin Trade Co., Ltd. (“Zhelin Trade”), which is valid for 4 years. Zhelin Trade is located in the agricultural product distribution center in Liandu District - Southwest Zhejiang Agricultural Trade City, which has convenient logistics and timely agricultural product information. Therefore, the cooperation agreement stipulates that Zhelin Trade will process and deliver edible mushroom products on behalf of Zhelin Trade, and the Company is required to make advance payment to ensure the timeliness of goods supply and delivery.

Due to the increase of edible fungus business and preventing untimely supply of goods arising from natural disasters, the Company signed a cooperation agreement with Suizhou Huayu Ecological Agriculture Co., Ltd. on August 1, 2022. Suizhou Huayu is located in Suizhou City, Hubei Province. Suizhou City is the main production area of edible fungi in central China. The cultivation of edible fungi in this area is mainly family farms and cooperatives. Advance payment is required to ensure supply, The timely and stable supply of goods and the quality of goods can be guaranteed by paying the suppliers in advance.

Many competitors of the Company and other large buyers go there to source their supplies. Family farms and co-operatives traditionally request advance payments to secure supplies. By making advance payments to these suppliers, the Company is also able to lock in a more favorable price for premium quality than would be available in the open market.

The Framework Agreements only provide general guidelines. Actual prices are negotiated and agreed upon in individual purchase orders, and are typically set at market prices based on the quality grade and quantities determined and agreed with the suppliers. Prices may vary based on market demand and crop condition etc. The Company can generally secure the premium quality raw material supplies at prices slightly higher than the typical market prices for average quality raw materials. The quality of supplies must meet standardized specifications of both the mushroom industry and standards set by the Company.

The Company advances certain initial payments based on its estimated purchase plan from these suppliers and additional advances based on individual purchase orders placed. The Company pays advances for no other reason than to secure an adequate supply of dried mushrooms to meet its sales demands. The Company’s purchase orders require that the advances shall be refunded by suppliers if they fail to produce any dried mushrooms or fail to deliver supplies to the Company timely.

Advances to suppliers are carried at cost and evaluated for recoverability. The realizability evaluation process is similar to that of the lower of cost or net realizable value evaluation process for inventories. The Company periodically evaluates its advances for recoverability by monitoring suppliers’ ability to deliver a sufficient supply of mushrooms as well as current crop and market condition. This includes analyzing historical quantity and quality of production with monitoring of crop information provided by the Company’s field personnel related to weather or disaster or any other reason. If for any reason the Company believes that it will not receive supplies of the contracted volumes, the Company will assess its advances for any likelihood of recoverability and adjust advances on its financial statements at the lower of cost or estimated recoverable amounts. The advances are made primarily to these suppliers, which are co-operatives formed by many family farms, with which the Company has had long-term relationships over the years. If any of these family farms fail to deliver supplies, the Company would expect to receive a refund of the advances through these suppliers. The Company accrues for any allowance for possible loss on advances when there is doubt as to the collectability of the refund. Allowance for doubtful accounts of $3,375 and $3,258 was made for certain advances to suppliers as of March 31, 2023 and September 30, 2022, respectively.